Commitments and Contingencies (Details) - Schedule of operating lease liabilities - Jasper Therapeutics, Inc. [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) - Schedule of operating lease liabilities [Line Items]
2021	$ 417
2022	717
2023	738
2024	760
2025	783
Thereafter	332
Total undiscounted lease payments	3,747
Less: imputed interest	(745)
Less: tenant improvement incentive	(1,378)
Total discounted lease payments	1,624
Less: Current portion of lease liability
Noncurrent portion of lease liability	$ 1,624